Financial Instruments - Summary of Interest Risk Factor (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of interest risk factor [line items]
Loans and financing	$ 4,026.9	$ 4,448.0	$ 91.0	$ 3,647.6
Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	75.2
Loans and financing	(3.7)
Net impact	$ 71.5
Rates considered	9.15%
Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (480.5)
Net impact	$ (480.5)
Rates considered	0.35%
TJLP [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.2)
Net impact	$ (0.2)
Rates considered	5.32%
IPCA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.6)
Net impact	$ (0.6)
Rates considered	10.06%
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (2.5)
Loans and financing	(0.1)
Net impact	$ (2.6)
Rates considered	5.85%
-50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.3
Net impact	$ 0.3
Rates considered	0.28%
-50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	3.04%
-50% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	5.11%
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (0.3)
Net impact	$ (0.3)
Rates considered	8.78%
-25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.3)
Net impact	$ (0.3)
Rates considered	0.42%
-25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	4.56%
-25% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	7.67%
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 1.9
Loans and financing	0.1
Net impact	$ 2.0
Rates considered	11.70%
Probable scenario [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (1.0)
Net impact	$ (1.0)
Rates considered	0.56%
Probable scenario [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	6.08%
Probable scenario [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	10.23%
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 4.1
Loans and financing	0.2
Net impact	$ 4.3
Rates considered	14.63%
+25% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (1.7)
Net impact	$ (1.7)
Rates considered	0.69%
+25% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	7.60%
+25% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	12.78%
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 6.3
Loans and financing	0.3
Net impact	$ 6.6
Rates considered	17.55%
+50% [member] | Libor [member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (2.3)
Net impact	$ (2.3)
Rates considered	0.83%
+50% [member] | TJLP [member]
Disclosure of interest risk factor [line items]
Rates considered	9.12%
+50% [member] | IPCA [Member]
Disclosure of interest risk factor [line items]
Rates considered	15.34%